Income and Expenses Items - Summary of Employee Benefits Expenses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Other Operating Income Expense [Line Items]
Total employee benefits expenses	$ 30,793	$ 30,072	$ 28,574
Included in cost of sales [Member]
Disclosure Of Other Operating Income Expense [Line Items]
Wages and salaries	13,674	13,474	13,047
Labor and health insurance costs	162	168	146
Pension costs	890	869	854
Other employment benefits	892	817	623
Included in selling expenses [Member]
Disclosure Of Other Operating Income Expense [Line Items]
Wages and salaries	3,685	3,641	3,604
Labor and health insurance costs	14	14	13
Pension costs	324	325	327
Other employment benefits	68	64	52
Included in general and administrative expenses [Member]
Disclosure Of Other Operating Income Expense [Line Items]
Wages and salaries	8,818	8,364	7,696
Labor and health insurance costs	224	219	215
Pension costs	671	656	646
Director fees	1,046	1,119	937
Other employment benefits	$ 325	$ 342	$ 414